MSRM 2021-1 ABS 15G

Exhibit 99.2 - Schedule 1

Client Name:
Client Project Name:	MSRM-2021-1
Start - End Dates:
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	4

0 - Total Active Conditions

15 - Total Satisfied Conditions

7 - Credit Review Scope
1 - Category: Application
3 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
4 - Property Valuations Review Scope
2 - Category: Appraisal
2 - Category: FEMA
4 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
3 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:
Client Project Name:	MSRM-2021-1
Start - End Dates:
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	4

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
5054391	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Provide documentation to exclude XXX K-1 loss from B1 income. Also missing evidence XXX student loan was paid off with refi from XXX.	11/30 Client provided a loan statement from XXX. Provide evidence that the XXX student loan was paid in full. Also, file is missing supporting documentation to exclude the loss from XXX from ratios. 12/7 Client provided evidence the student loan is paid; and Lender provided an income worksheet; matching the Lender calculation DTI is now XXX Income as follows12/8 Client provided updated income XXX and rental income XXX	Condition satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXX months PITI reserves > XXX month require by guidelines
5054391	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	Credit	Credit/Mtg History	Satisfied	C	A	C	A	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	No	Provide evidence XXX student loan was paid off with refi from XXX.	11/30 Client provided loan activity from XXX. Provide evidence the XXX Student loan was paid in full. 12/7 Client provided paid in full letter for student loan	Condition satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXX months PITI reserves > XXX month require by guidelines
5054391	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	Credit	DTI	Satisfied	B	A	B	A	CRDDTI105	Debt Ratio Exception 5% or Less	No	DTI calculated at XXX Which exceeds guideline max of XXX. Variance appears due not lender not including loss from XXX into B1 income calculation.	12/7 Lender provided an income worksheet; matching the Lender calculation DTI is now XXX Income as follows12/8 Client provided updated income XXX and rental income	Condition satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXX months PITI reserves > XXX month require by guidelines
5054391	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	Credit	DTI	Satisfied	N/A	A	N/A	A	CRDDTI187	Debt Ratio > 50%	No	12/7 Lender provided an income worksheet; matching the Lender calculation DTI is now XXX Income as followsB1 XXX B2 XXX	12/8 Lender requested clarification; Reviewer calculated DTI is XXX using Income XXX provided by the Lender; Provide Income worksheet supporting income and debts matching the 1008 12/8 client provided updated XXX and rental income XXX	Condition satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: XXX months PITI reserves > XXX month require by guidelines
5054194	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing updated valuation	11.06.20 Desk Review received value supported.	11.06.20 Exception Satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments: Borrower has been at job for XXX years

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments: Co-Borrower has been at job for XXX years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: XXX fico exceeds XXX

CFCFS1744: DTI below guideline requirement
- Clayton Comments: XXX DTI is below max XXX
5054194	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	FEMA	Satisfied	C	A	C	A	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	No	Natural Disaster Area, no subsequent inspection since wildfires.	11/6 Based on information regarding the containment of wildfires in specified zip codes from Ca.Gov/CaFire we will satisfy the exception as this property is not located in the zip codes listing structural damages.	Condition Satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments: Borrower has been at job for XXX years

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments: Co-Borrower has been at job for XXX years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: XXX fico exceeds XXX

CFCFS1744: DTI below guideline requirement
- Clayton Comments: XXX DTI is below max XXX
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID3716	TRID - Curable issue related to the Closing Disclosure in file	No	Final CD XXX - fees paid by seller in C. section were not disclosed on final CD. Seller's CD in file, exception satisfied 1/A	(No Data)	Exception satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	No	Final CD XXX - Seller-paid Fee that should be disclosed in Section H is not disclosed. Seller's CD in file, exception satisfied 1/A	(No Data)	Exception satisfied	Numeric	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Credit	Application	Satisfied	C	A	C	A	CRDAPP131	Occupancy status not supported by file documentation	No	Parents gifted to borrower $XXX in which paid off their current primary home. Provide satisfactory explanation from borrowers plans on current (free and clear) home and appears distance between current home and subject is only XXX miles.	10.15.2020 Client provided an updated 1003 unable to determine reason for updated 1003. Condition remains 10.15.2020 Client provided an updated 1003 and LOE stating reason for updated 1003 was to place an R for rental however no documentation was provided to support rental. Condition remains for LOE from borrower plans on current (free and clear) home that appears to be only XXX miles from subject property. 11/4 Client provided a statement from the borrower that they were getting the departing residence ready to potentially rent.	Condition satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST205	Insufficient Funds to Close	No	This condition borrower is short funds to close due to missing evidence of receipt of gift funds in the amount of $XXX; Gift Letter in file but not the source of this gift along with evidence of receipt to borrower of this gift. Upon receipt re-calculation of funds to close required	10.14.2020 Client stated conditions provided however none found, please re-send. Condition remains 10.15.2020 Client provided copy of VOD with several accounts totaling $XXX these accounts are being considered in borrower assets, Lender to provide LOE stating the question they have with this documentation and which condition is in questioned. Condition remains, the VOD provided we are currently considering these assets that are totaling $XXX. 10.15.2020 Client provided copy of wire receipt of $XXX from parents, still missing source of the gift funds $XXX Note: Donor statement XXX provided with XXX do no verify sufficient assets of $XXX11/4 Client provided proof gift funds were wired to title company, donor sourcing not required.	Condition satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	No	Gift from parents was giving in the amount of $XXX to payoff borrower current primary home, verified in file was paid off and reflects $XXX balance on credit report however source of these funds were not documented coming from XXX per Donor LOE (pg. XXX)	10.14.2020 Client stated conditions provided however none found, please re-send. Condition remains 10.15.2020 Client provided duplicate copy of Gift letter $XXX along with LOE from XXX stating the payoff of the Mortgage came from parents own account. Response, agree came from parents account, parents statement show a large deposit of $XXX into this XXX on XXX however still missing documentation to support coming from XXX/donor account. 11/4 Client provided gift letter and donor account showing funds for payoff clearing donor account.	Condition satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST207	Assets Are Unreasonable	No	Gift from parents for subject transaction is being given in the amount of $XXX (EMD) and $XXX towards cash to close. Verify and document borrower own XXX into transaction. Upon receipt and review subject to additional conditions	10.14.2020 Client stated conditions provided however none found, please re-send. Condition remains 10.15.2020 Client provided copy of VOD with several accounts totaling $XXX these accounts are being considered in borrower assets, Lender to provide LOE stating the question they have with this documentation and which condition is in questioned. Condition remains, the VOD provided we are currently considering these assets of $XXX. 10.15.2020 Still missing evidence of borrower own XXX into transaction, with $XXX towards cash to close and $XXX EMD all came from Gift funds. Cash to close of $XXX minus Gift $XXX left for borrower funds however borrower own XXX and EMD given was gift also. 11/4 Client provided the final settlement statement showing borrower contribution.	Condition satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing 3rd party CDA valuation supporting appraised value of $XXX	10.9.20 Desk Review received, value supported.	10.9.20 Exception Satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054208	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	Property Valuations	FEMA	Satisfied	C	A	C	A	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	No	FEMA declaration date XXX with effective date XXX Wildfires Appraisal is dated XXX	10/14 Client provided evidence that the subject's zip code was not impacted by the fires.	Condition satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: LTV XXX below guideline requirements

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score XXX exceeds guidelines

CFCFS2854: Significant time in profession
- Clayton Comments: Both Borrowers have significant time (over XXX years) in profession
5054392	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1744: DTI below guideline requirement
- Clayton Comments: Current DTI XXX which is below the guideline max allowed of XXX

CFCFS2854: Significant time in profession
- Clayton Comments: Borrower has been in profession for over XXX years

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: Credit score of XXX exceeds guideline minimum score.
5068638	XXXXXX	XXXXXX	QM: Safe Harbor	QM: Safe Harbor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	No	Realtor Commissions reflected on Seller CD but not in section H of Borrower Final CD. As fees are at least shown this is not a material issue. This exception is informational per Clayton Compliance department and TRID XXX revisions. Exception satisfied. Final Grade A.Seller fees listed on Seller CD but not Borrower final CD. As the fees are at least reflected there is no material issue. This exception is informational per Clayton Compliance department and TRID XXX revisions. Exception satisfied. Final Grade A	(No Data)	Exception satisfied	Numeric	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments: Current LTV of XXX is below the guideline max allowed

CFCFS1744: DTI below guideline requirement
- Clayton Comments: Current DTI XXX is below the guideline max allowed of XXX

Client Name:
Client Project Name:	MSRM-2021-1
Start - End Dates:
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	4

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
5054391	Yes	XXXXXX	XXXXXX	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	No
5054194	Yes	XXXXXX	XXXXXX	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	No
5054208	Yes	XXXXXX	XXXXXX	D	A	C	A	D	A	A	A	D	A	C	A	D	A	A	A	No
5054392	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
5068638	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable